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                            1ST SOURCE MONOGRAM FUNDS

                     Supplement Dated April 26, 2005 to the
                         Prospectus dated August 1, 2004


The following information replaces the disclosure in the Prospectus on Page 34 under the heading "Portfolio Managers" with respect only to the Special Equity
Fund:


SPECIAL EQUITY FUND     The Special Equity Fund is managed by a team of
                        investment professionals who are employed by the Advisor. The team is responsible for the day-to-day management of the Fund's portfolio.



         INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.